Capital Group International Bond ETF
(USD-Hedged)
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 96.85% Euros 31.08%	Principal amount (000)	Value (000)
AIB Group PLC, 2.25% 4/4/2028 (1-year EUR Mid-Swap + 1.30% on 4/4/2027)[1]	EUR150	$164
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	100	112
American Tower Corp. 0.875% 5/21/2029	170	171
AstraZeneca PLC 3.75% 3/3/2032	100	117
AT&T, Inc. 1.60% 5/19/2028	270	288
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	300	356
Belfius Bank SA 4.875% 6/11/2035 (5-year EUR Mid-Swap + 2.20% on 6/11/2030)[1]	100	116
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	290	332
Belgium (Kingdom of) 3.50% 6/22/2055	120	135
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	100	109
Bulgaria (Republic of) 3.625% 9/5/2032	52	59
CaixaBank, SA, subordinated, 1.25% 6/18/2031 (5-year EUR Mid-Swap + 1.63% on 6/18/2026)[1]	300	322
Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029)[1]	100	114
Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	200	215
Equinix, Inc. 0.25% 3/15/2027	100	104
Equinor ASA 1.375% 5/22/2032	100	99
ESB Finance DAC 4.00% 5/3/2032	140	164
European Financial Stability Facility., 3.375% 8/30/2038	500	582
European Investment Bank., 2.75% 1/16/2034	250	281
European Union 3.00% 3/4/2053	500	524
Ford Motor Credit Co., LLC 4.445% 2/14/2030	100	113
French Republic O.A.T. 1.25% 5/25/2034	890	857
French Republic O.A.T. 3.00% 5/25/2054	1,185	1,191
Germany (Federal Republic of) 2.10% 4/12/2029	2,050	2,297
Germany (Federal Republic of) 2.20% 2/15/2034	1,500	1,685
Germany (Federal Republic of) 2.50% 8/15/2054	170	191
Iberdrola, SA, 1.874% 12/31/2079 (5-year EUR Mid-Swap + 2.321% on 4/28/2026)[1]	200	217
Indonesia (Republic of) 0.90% 2/14/2027	125	132
Intesa Sanpaolo SpA 5.625% 3/8/2033	170	214
Italy (Republic of) 0.50% 7/15/2028	250	258
Italy (Republic of) 3.35% 7/1/2029	650	743
Italy (Republic of) 3.85% 7/1/2034	530	614
Italy (Republic of) 4.45% 9/1/2043	290	345
Italy (Republic of) 4.50% 10/1/2053	115	137
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030)[1]	100	116
McDonalds Corp. 0.25% 10/4/2028[2]	100	101
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	100	125
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	240	241
Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	100	114
PepsiCo, Inc. 0.75% 10/14/2033	100	92
Philip Morris International, Inc. 0.80% 8/1/2031	100	95
Quebec (Province of) 3.35% 7/23/2039	270	308
Romania 3.624% 5/26/2030	100	107
Romania 5.125% 9/24/2031	150	168
Capital Group International Bond ETF (USD-Hedged) — Page 1 of 9

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Spain (Kingdom of) 1.90% 10/31/2052	EUR750	$585
Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029)[1]	210	248
UBS Group AG 7.75% 3/1/2029 (1-year EUR-ICE Swap EURIBOR + 4.95% on 3/1/2028)[1]	125	159
		15,817
Japanese yen 12.44%
Japan, Series 346, 0.10% 3/20/2027	JPY157,800	1,091
Japan 0.10% 12/20/2029	161,000	1,097
Japan 0.10% 12/20/2031	100,750	676
Japan 0.50% 12/20/2032	94,200	646
Japan 0.50% 12/20/2038	453,250	2,823
		6,333
South Korean won 7.83%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW1,418,870	1,070
South Korea (Republic of) 3.25% 3/10/2029	2,051,980	1,593
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	1,581,030	1,323
		3,986
British pounds 7.63%
NatWest Group PLC 2.875% 9/19/2026 (1-year GBP-ICE Swap SONIA ) + 1.49% on 9/19/2025)[1]	GBP200	262
United Kingdom 0.875% 10/22/2029	3,110	3,621
		3,883
Australian dollars 4.40%
Australia (Commonwealth of) 3.50% 12/21/2034	AUD1,400	928
New South Wales Treasury Corp. 4.75% 2/20/2035	1,904	1,310
		2,238
Brazilian reais 3.29%
Brazil (Federative Republic of) 0% 1/1/2025	BRL2,814	503
Brazil (Federative Republic of) 0% 4/1/2025	2,892	503
Brazil (Federative Republic of) 10.00% 1/1/2031	3,000	496
Brazil (Federative Republic of) 6.00% 8/15/2050	1,003	174
		1,676
Canadian dollars 3.13%
Canada (Government) 4.00% 3/1/2029	CAD1,250	973
Quebec Canada (Province of) 3.10% 12/1/2051	1,000	618
		1,591
New Zealand dollars 2.75%
New Zealand 3.00% 4/20/2029	NZD750	462
New Zealand 4.25% 5/15/2036	1,500	937
		1,399
Mexican pesos 2.39%
United Mexican States, Series M, 8.00% 7/31/2053	MXN28,600	1,218
Malaysian ringgits 1.52%
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR1,910	464
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,250	308
		772
Capital Group International Bond ETF (USD-Hedged) — Page 2 of 9

unaudited
Bonds, notes & other debt instruments (continued) Indonesian rupiah 1.17%	Principal amount (000)	Value (000)
Indonesia (Republic of) 7.50% 4/15/2040	IDR8,414,000	$596
Thai baht 0.85%
Thailand (Kingdom of) 3.45% 6/17/2043	THB12,930	435
Polish zloty 0.81%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN1,750	412
Singapore dollars 0.68%
Singapore (Republic of) 3.375% 9/1/2033	SGD420	347
Indian rupees 0.38%
Inter-American Development Bank 7.00% 1/25/2029	INR16,000	192
Turkish lira 0.10%
Turkey (Republic of) 12.60% 10/1/2025	TRY2,100	49
U.S. dollars 16.40%
Amgen, Inc. 5.65% 3/2/2053	USD75	79
Angola (Republic of) 9.50% 11/12/2025	200	204
Bristol-Myers Squibb Co. 5.65% 2/22/2064	70	74
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.00% 9/15/2034[3,4,5]	94	94
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.061% 11/15/2038[3,4,5]	94	93
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.988% 7/15/2041[3,4,5]	100	100
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220	203
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 2/25/2044[3,4,5]	83	83
Ecopetrol SA 8.625% 1/19/2029	200	216
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	200	201
Export Import Bank of Thailand 5.354% 5/16/2029	250	260
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.98% 9/25/2042[3,4,5]	100	106
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	200	192
Korea Gas Corp. 5.00% 7/8/2029[4]	200	207
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	200	204
Oleoducto Central SA 4.00% 7/14/2027[4]	200	192
Petroleos Mexicanos 4.25% 1/15/2025	100	99
Petroleos Mexicanos 6.875% 10/16/2025	150	150
Petroleos Mexicanos 6.875% 8/4/2026	200	199
Petroleos Mexicanos 6.70% 2/16/2032	100	90
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	70	73
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	200	205
Sands China, Ltd. 5.40% 8/8/2028	200	202
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[3]	262	263
Sasol Financing USA, LLC 4.375% 9/18/2026	200	194
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[4]	200	206
Stillwater Mining Co. 4.00% 11/16/2026[2]	200	191
Capital Group International Bond ETF (USD-Hedged) — Page 3 of 9

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)		Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		USD150	$144
Uniform Mortgage-Backed Security 5.00% 10/1/2054[3,6]		1,550	1,549
Uniform Mortgage-Backed Security 5.50% 10/1/2054[3,6]		2,040	2,064
UnitedHealth Group, Inc. 5.15% 7/15/2034		102	107
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,4]		100	101
			8,345
Total bonds, notes & other debt instruments (cost: $46,613,000)			49,289
Short-term securities 8.76% Money market investments 6.77%		Shares
Capital Group Central Cash Fund 5.09%[7,8]		34,473	3,448
Bills & notes of governments & government agencies outside the U.S. 1.99%	Weighted average yield at acquistion	Principal amount (000)
Egypt (Arab Republic of) 12/17/2024	28.684%	EGP10,000	196
Japan 12/10/2024	0.01	JPY117,500	817
			1,013
Total short-term securities (cost: $4,378,000)			4,461
Total investment securities 105.61% (cost: $50,991,000)			53,750
Other assets less liabilities (5.61)%			(2,856)
Net Assets 100.00%			$50,894
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year Euro-Schatz Futures	Long	25	12/6/2024	USD2,982	$2,982
2 Year U.S. Treasury Note Futures	Long	63	12/31/2024	13,119	13,119
3 Year Australian Treasury Bond Futures	Long	13	12/16/2024	963	963
5 Year Euro-Bobl Futures	Long	11	12/6/2024	1,470	1,470
5 Year U.S. Treasury Note Futures	Short	10	12/31/2024	(1,099)	(1,099)
10 Year Australian Treasury Bond Futures	Long	8	12/16/2024	644	644
10 Year Euro-Bund Futures	Long	4	12/6/2024	601	601
10 Year Japanese Government Bond Futures	Short	2	12/13/2024	(2,013)	(2,013)
10 Year UK Gilt Futures	Long	20	12/27/2024	2,632	2,632
10 Year Ultra U.S. Treasury Note Futures	Short	44	12/19/2024	(5,205)	(5,205)
30 Year Euro-Buxl Futures	Short	9	12/6/2024	(1,365)	(1,365)
30 Year Ultra U.S. Treasury Bond Futures	Short	12	12/19/2024	(1,597)	(1,597)
					$11,132
Capital Group International Bond ETF (USD-Hedged) — Page 4 of 9

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	4,580	EUR	5,077	HSBC Bank	10/7/2024	$(23)
USD	4,650	EUR	5,177	HSBC Bank	10/10/2024	(1)
EUR	460	USD	509	UBS AG	10/10/2024	3
USD	2,770	BRL	501	Citibank	10/11/2024	(7)
USD	2,905	GBP	3,836	HSBC Bank	10/17/2024	(48)
USD	2,159	CAD	1,590	Citibank	10/17/2024	(7)
USD	4,835	EUR	5,388	HSBC Bank	10/17/2024	2
USD	13,400	THB	404	HSBC Bank	10/17/2024	(13)
USD	440	SGD	340	HSBC Bank	10/17/2024	(2)
USD	1,590	PLN	414	BNP Paribas	10/17/2024	1
USD	200	EUR	223	BNP Paribas	10/17/2024	1
USD	120	EUR	134	JPMorgan Chase Bank	10/17/2024	— [9]
USD	3,240	AUD	2,185	HSBC Bank	10/18/2024	(55)
USD	2,230	NZD	1,380	HSBC Bank	10/18/2024	(37)
USD	8,180	CNH	1,155	HSBC Bank	10/18/2024	(13)
USD	2,646,290	KRW	1,980	Citibank	10/21/2024	(28)
USD	2,631,206	KRW	1,968	Citibank	10/21/2024	(28)
USD	5,750,000	IDR	372	JPMorgan Chase Bank	10/21/2024	(6)
USD	18,890	MXN	974	HSBC Bank	10/21/2024	18
USD	829,180	JPY	5,930	Standard Chartered Bank	10/21/2024	146
USD	1,290	MXN	67	Barclays Bank PLC	10/21/2024	2
USD	6,540	JPY	46	JPMorgan Chase Bank	10/21/2024	— [9]
USD	3,200	MYR	747	JPMorgan Chase Bank	10/23/2024	(29)
USD	200,000	JPY	1,272	Barclays Bank PLC	11/20/2024	(128)
JPY	200,000	USD	1,401	Citibank	11/20/2024	— [9]
USD	127,760	JPY	820	Standard Chartered Bank	12/12/2024	(77)
JPY	12,570	USD	88	BNP Paribas	12/12/2024	— [9]
USD	8,880	JPY	62	JPMorgan Chase Bank	12/12/2024	(1)
USD	2,725	BRL	491	Standard Chartered Bank	1/6/2025	(4)
USD	2,750	BRL	490	Standard Chartered Bank	4/4/2025	(2)
						$(336)
Swap contracts

Interest rate swaps
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL6,400	$(9)	$—	$(9)
Capital Group International Bond ETF (USD-Hedged) — Page 5 of 9

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.S42	5.00%	Quarterly	6/20/2029	USD1,000	$(78)	$(67)	$(11)
Investments in affiliates8

	Value at 6/25/2024[10] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 6.77%
Money market investments 6.77%
Capital Group Central Cash Fund 5.09%[7]	$—	$47,635	$44,188	$1	$— [9]	$3,448	$59
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	$186	$191.38%
McDonalds Corp. 0.25% 10/4/2028	6/25/2024	95	101.20
		$281	$292.58%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $292,000, which represented 0.58% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,182,000, which represented 2.32% of the net assets of the fund.

[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 9/30/2024.
[8]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]	Commencement of operations.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Group International Bond ETF (USD-Hedged) — Page 6 of 9

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $25,360,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $43,714,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $6,400,000 and $500,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group International Bond ETF (USD-Hedged) — Page 7 of 9

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Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$15,817	$—	$15,817
Japanese yen	—	6,333	—	6,333
South Korean won	—	3,986	—	3,986
British pounds	—	3,883	—	3,883
Australian dollars	—	2,238	—	2,238
Brazilian reais	—	1,676	—	1,676
Canadian dollars	—	1,591	—	1,591
New Zealand dollars	—	1,399	—	1,399
Mexican pesos	—	1,218	—	1,218
Malaysian ringgits	—	772	—	772
Indonesian rupiah	—	596	—	596
Thai baht	—	435	—	435
Polish zloty	—	412	—	412
Singapore dollars	—	347	—	347
Indian rupees	—	192	—	192
Turkish lira	—	49	—	49
U.S. dollars	—	8,345	—	8,345
Short-term securities	3,448	1,013	—	4,461
Total	$3,448	$50,302	$—	$53,750

Capital Group International Bond ETF (USD-Hedged) — Page 8 of 9

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,411	$—	$—	$22,411
Unrealized appreciation on open forward currency contracts	—	173	—	173
Liabilities:
Unrealized depreciation on futures contracts	(11,279)	—	—	(11,279)
Unrealized depreciation on open forward currency contracts	—	(509)	—	(509)
Unrealized depreciation on bilateral interest rate swaps	—	(9)	—	(9)
Unrealized depreciation on centrally cleared credit default swaps	—	(11)	—	(11)
Total	$11,132	$(356)	$—	$10,776

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
CNH = Chinese yuan renminbi
DAC = Designated Activity Company
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah

INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
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Capital Group International Bond ETF (USD-Hedged) — Page 9 of 9